SHAREHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	$ 147,117	$ 100,186	$ 104,920
Capitalized share-based compensation costs	1,144	1,997	2,282
Total share-based compensation	148,261	102,183	107,202
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	6,603	6,307	10,406
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	50,995	38,737	32,957
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	33,865	25,395	33,457
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	$ 55,654	$ 29,747	$ 28,100